SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Changes in operating assets and liabilities
Cash generated from (used in) operating activities	$ (10,299,000)	$ (80,146,000)		$ (8,088,000)	$ 10,202,000
Cash flows from investing activities
Advance to shareholders	4,000	25,000
Cash used in investing activities	(1,225,000)	(9,525,000)		(1,300,000)	(19,000)
Cash flows from financing activities
Proceed from private offering	2,094,000	16,302,000
Cash (used in) generated from financing activities	10,599,000	82,478,000		(558,000)	(7,174,000)
Net change in cash, cash equivalents and cash segregated for regulatory purpose	(925,000)	(7,193,000)		(9,946,000)	3,009,000
Parent Company [Member]
Cash flows from operating activities
Net loss	(1,854,651)	(14,435,297,000)		(108,553,000)	(50,308,000)
Amortization	50,064	389,667
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(2,003,623)	(15,594,800,000)		(63,200,000)
Accruals and other current liabilities	181,263	1,410,822
Cash generated from (used in) operating activities	(3,626,947)	(28,229,608)		(171,753)	(50,308)
Cash flows from investing activities
Purchase of Intangible asset	(429,124)	(3,340,000,000)
Advance to shareholders	(6,376)	(49,636,000)
Advance to subsidiaries	(9,783,548)	(76,148,300,000)
Repayment from subsidiaries	(4,767,338)	37,105,640,000
Repayment from subsidiaries	4,767,338	(37,105,640,000)
Cash used in investing activities		(42,432,296)	$ (5,451,710)
Cash flows from financing activities
Repayment to a subsidiary	(753,924)	(5,844,666,000)
Advance from fellow subsidiaries				321,745,000	50,308,000
IPO proceed	7,734,435	60,176,072,000
Proceed from private offering	2,094,485	16,302,000,000
Cash (used in) generated from financing activities	9,074,996	70,633,406		321,745	50,308
Net change in cash, cash equivalents and cash segregated for regulatory purpose	(3,661)	(28,498,000)		149,992,000
Cash and cash equivalents at the beginning of the year	19,271	149,992,000
Cash and cash equivalents at the end of the year	$ 15,610	$ 121,494,000	$ 19,271	$ 149,992,000